OTHER RESERVES	12 Months Ended
Dec. 31, 2019
Disclosure of reserves within equity [text block] [Abstract]
Disclosure of reserves within equity [text block]

35   OTHER RESERVES

	The Group			The Bank
	2019	2018	2017	2019	2018	2017
	£m	£m	£m	£m	£m	£m
Other reserves comprise:
Merger reserve	6,348	6,348	6,348	–	–	–
Revaluation reserve in respect of debt securities held at fair value through other comprehensive income	(538)	(379)		103	281
Revaluation reserve in respect of equity shares held at fair value through other comprehensive income	–	–		–	–
Revaluation reserve in respect of available-for-sale financial assets			(8)			611
Cash flow hedging reserve	1,556	1,110	1,573	1,607	1,268	1,554
Foreign currency translation reserve	(116)	(114)	(207)	–	(6)	76
At 31 December	7,250	6,965	7,706	1,710	1,543	2,241

Movements in other reserves were as follows:

	The Group			The Bank
	2019	2018	2017	2019	2018	2017
	£m	£m	£m	£m	£m	£m
Merger reserve
At 1 January and 31 December	6,348	6,348	6,348	–	–	–

	The Group		The Bank
	2019	2018	2019	2018
	£m	£m	£m	£m
Revaluation reserve in respect of debt securities held at fair value through other comprehensive income
At 1 January	(379)	(195)	281	483

Change in fair value	(34)	(31)	(50)	(58)
Deferred tax	11	31	13	34
	(23)	–	(37)	(24)
Income statement transfers in respect of disposals (note 8)	(196)	(268)	(201)	(258)
Deferred tax	61	84	61	80
	(135)	(184)	(140)	(178)
Impairment recognised in the income statement	(1)	–	(1)	–
At 31 December	(538)	(379)	103	281

	The Group		The Bank
	2019	2018	2019	2018
	£m	£m	£m	£m
Revaluation reserve in respect of equity shares held at fair value through other comprehensive income
At 1 January	–	(35)	–	(42)

Change in fair value	–	(98)	–	(102)
Deferred tax	12	22	12	–
Current tax	–	–	–	–
	12	(76)	12	(102)
Realised gains and losses transferred to retained profits
Disposals	–	132	–	144
Deferred tax	(12)	(21)	(12)	–
Current tax	–	–	–	–
	(12)	111	(12)	144
At 31 December	–	–	–	–

	The Group	The Bank
	2017	2017
	£m	£m
Revaluation reserve in respect of available-for-sale financial assets
At 1 January 2017	92	667
Change in fair value of available-for-sale financial assets	294	231
Deferred tax	(25)	(39)
Current tax	(4)	–
	265	192
Income statement transfers:
Disposals (note 8)	(464)	(333)
Deferred tax	93	85
Current tax	–	–
	(371)	(248)
Impairment	6	–
Deferred tax	–	–
	6	–
At 31 December 2017	(8)	611

	The Group			The Bank
	2019	2018	2017	2019	2018	2017
	£m	£m	£m	£m	£m	£m
Cash flow hedging reserve
At 1 January	1,110	1,573	2,224	1,268	1,554	1,845
Change in fair value of hedging derivatives	1,166	91	(271)	892	255	15
Deferred tax	(290)	(43)	103	(217)	(72)	21
	876	48	(168)	675	183	36
Income statement transfers	(580)	(691)	(644)	(448)	(628)	(436)
Deferred tax	150	180	161	112	159	109
	(430)	(511)	(483)	(336)	(469)	(327)
At 31 December	1,556	1,110	1,573	1,607	1,268	1,554

	The Group			The Bank
	2019	2018	2017	2019	2018	2017
	£m	£m	£m	£m	£m	£m
Foreign currency translation reserve
At 1 January	(114)	(207)	(180)	(6)	76	81
Currency translation differences arising in the year	(2)	(15)	(16)	6	2	2
Foreign currency losses on net investment hedges (tax: £nil)	–	–	(11)	–	–	(7)
Transfers to income statement	–	108	–	–	(84)	–
At 31 December	(116)	(114)	(207)	–	(6)	76